Group companies - Summary of Ownership Interests in Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Argentina | Adeco Agropecuaria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Argentina | Pilagá S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.94%	99.94%
Argentina | Cavok S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Argentina | Establecimientos El Orden S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Argentina | Bañado del Salado S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Argentina | Agro Invest S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Argentina | Forsalta S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Argentina | Dinaluca S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Argentina | Simoneta S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Argentina | Compañía Agroforestal S.M.S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Argentina | Energía Agro S.A.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Brazil | Adeco Agropecuaria Brasil Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Brazil | Adecoagro Vale do Ivinhema Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Brazil | Usina Monte Alegre Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Brazil | Adecoagro Energia Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Brazil | Adeco Brasil Participações S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Uruguay | Kelizer S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Uruguay | Agroglobal S.A. (f.k.a. Adecoagro Uruguay S.A.)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Uruguay | Ladelux S.C.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
LUXEMBOURG | Adecoagro LP S.C.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
LUXEMBOURG | Adecoagro GP S.a.r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
SPAIN | Spain Holding Companies
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%